Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment Explanatory [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]

						Other tangible
		E&P wells,		E&P exploration	E&P tangible	assets in
	Land and	plant and	Other plant	assets and	assets in	progress and
(€ million)	buildings	machinery	and machinery	appraisal	progress	advances	Total
2018
Net carrying amount – beginning of the year	1,313	45,782	3,877	1,371	9,469	1,346	63,158
Additions	18	432	173	330	6,947	878	8,778
Depreciation	(65)	(6,012)	(529)				(6,606)
Reversals	41	299	86				426
Impairments	(61)	(477)	(73)		(548)	(117)	(1,276)
Write-off		(12)	(1)	(66)	(4)	(1)	(84)
Disposals	(2)	(400)	(9)	(32)	(198)	2	(639)
Currency translation differences	2	1,623	36	53	385	(1)	2,098
Decrease through loss of control of subsidiary	1	(4,388)	32	(58)	(474)	10	(4,877)
Transfers	81	6,795	461	(294)	(6,501)	(542)
Other changes	(54)	(786)	(152)	(37)	119	234	(676)
Net carrying amount – end of the year	1,274	42,856	3,901	1,267	9,195	1,809	60,302
Gross carrying amount – end of the year	4,060	135,467	27,516	1,267	12,559	2,415	183,284
Provisions for depreciation and impairments	2,786	92,611	23,615		3,364	606	122,982

2017
Net carrying amount – beginning of the year	1,258	47,090	3,789	1,905	15,135	1,616	70,793
Additions	22	42	190	351	7,302	583	8,490
Depreciation	(71)	(6,583)	(545)				(7,199)
Reversals	5	608	273		169		1,055
Impairments	(2)	(491)	(83)		(146)	(126)	(848)
Write-off		(3)	(2)	(232)	(2)		(239)
Disposals	(15)	3	(6)		(1,376)	(54)	(1,448)
Currency translation differences	(5)	(5,155)	(143)	(193)	(1,527)	(2)	(7,025)
Transfers	84	9,940	629	(265)	(9,673)	(715)
Other changes	37	331	(225)	(195)	(413)	44	(421)
Net carrying amount – end of the year	1,313	45,782	3,877	1,371	9,469	1,346	63,158
Gross carrying amount – end of the year	4,061	137,223	26,746	1,371	12,315	2,061	183,777
Provisions for depreciation and impairments	2,748	91,441	22,869		2,846	715	120,619

Disclosure Of Detailed Information About Depreciation Rates [text block]
The main depreciation rates used were substantially unchanged from the previous year and ranged as follows:
(%)
Buildings	2 – 10
Mineral exploration wells and plants	UOP
Refining and chemical plants	2 – 17
Gas pipelines and compression stations	2 – 12
Power plants	5
Other plant and machinery	6 – 12
Industrial and commercial equipment	5 – 25
Other assets	10 – 20

Disclosure of detailed information about stratification of the suspended wells pending final determination of proved reserves aging [text block]

(€ million)	2018	2017	2016
Costs for exploratory wells suspended – beginning of the period	1,263	1,684	1,737
Increases for which is ongoing the determination of proved reserves	235	451	282
Amounts previously capitalized and expensed in the period	(61)	(217)	(109)
Reclassification to successful exploratory wells following the estimation of proved reserves	(297)	(278)	(276)
Disposals	(6)	(199)
Decrease through loss of control of subsidiary	(58)
Reclassification to assets held for sale	(24)
Currency translation differences	49	(178)	50
Costs for exploratory wells suspended – end of the period	1,101	1,263	1,684

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2018		2017		2016
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	111	7.02	222	7.95	16	1.05
- between 1 and 3 years	87	2.88	241	3.87	609	10.25
- beyond 3 years	903	24.20	800	21.44	1,059	21.55
	1,101	34.10	1,263	33.26	1,684	32.85
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	111	7.02	148	5.88	9	0.55
- fields for which the delineation campaign is in progress	217	4.66	261	4.69	251	3.51
- fields including commercial discoveries that proceeds to sanctioning	773	22.42	854	22.69	1,424	28.79
	1,101	34.10	1,263	33.26	1,684	32.85

Disclosure Of Detailed Information About Unproved Mineral Interests [text block]
Unproved mineral interests include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties. Unproved mineral interests were as follows:

(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	United Arab Emirates	Total
2018
Book amount at the beginning of the year	1,162	825	192	99	105	7		2,390
Additions	26	56				23	487	592
Net (impairments) reversals	(429)		(76)					(505)
Reclassification to proved mineral interest	(32)		(44)		(32)	(2)		(110)
Other changes and currency translation differences	42	40	5	4	4	1	15	111
Book amount at the end of the year	769	921	77	103	77	29	502	2,478
2017
Book amount at the beginning of the year	1,254	938	138	113		7		2,450
Additions					112			112
Net (impairments) reversals	72		75					147
Reclassification to proved mineral interest	(7)							(7)
Other changes and currency translation differences	(157)	(113)	(21)	(14)	(7)			(312)
Book amount at the end of the year	1,162	825	192	99	105	7		2,390